UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number 811-22684

DAXOR CORPORATION

(Exact name of registrant as specified in charter)

350 Fifth Avenue

Suite 4740

New York, NY 10118

(Address of principal executive offices) (Zip code)

Michael Feldschuh

350 Fifth Avenue

Suite 4740

New York, NY 10118

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-212-330-8500

Date of fiscal year end: December 31, 2020

Date of reporting period: July 1, 2019 to June 30, 2020

For each matter identified in the table below (unless otherwise noted): (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote with management.

Issuer	Symbol	CUSIP Number	Mtg. Date	Proposal *
American Electric Power	AEP	025537101	4/21/2020	1, 2, 3
Avangrid Inc.	AGR	05351W103	6/22/2020	1, 2, 3
Avista Corporation Common	AVA	05379B107	5/11/2020	1, 2, 3
Centerpoint Energy, Inc	CNP	15189T107	4/24/2020	1, 2, 3,6
Centrus Energy	LEU	15643U104	6/17/2020	1, 2, 3, 8
CMS ENERGY CORP	CMS	125896100	5/1/2020	1, 2, 3,5,6
DTE ENERGY CO	DTE	233331107	5/7/2020	1, 2, 3, 5
Edison International	EIX	281020107	4/23/2020	1, 2, 3, 5
Entergy Corporation	ETR	29364G103	5/8/2020	1, 2, 3
Eversource Energy	ES	30040W108	5/6/2020	1, 2, 3
Evergy	EVRG	30034W106	5/5/2020	1,2,3
Exelon Corporation	EXC	30161N101	4/28/2020	1, 2, 3,6
NISOURCE INC	NI	65473P105	5/19/2020	1, 2, 3, 5,6
Pinnacle West Capital	PNW	723484101	5/20/2020	1, 2, 3,5
PNM Resources INC	PNM	69349H107	5/12/2020	1, 2, 3, 5
Southwest Gas Holdings, Inc	SWX	844895102	5/7/2020	1,2,3
Enbridge Inc.	ENB	29250N105	5/5/2020	1, 2, 3,4,7
WAB Tech	WAB	929740108	5/15/2020	1,2,3,6
Xcel Energy Inc.	XEL	98389B100	5/22/2020	1, 2, 3,5
SOUTHERN CALIFORNIA EDISON	SCE-PD	842400400	4/23/2020	1, 2, 3,5

* Proposal Respecting:

1. Election of directors.

2. Ratification of auditors.

3. Non-binding approval of executive compensation plan.

4. Shareholder Rights Plan.

5. Shareholder - request for additional information and/or proposal.

6. Approval of senior officer/director supplemental incentive compensation plan.

7. Approval of amendment to certificate of incorporation, company by-laws or charter document.

8. Approve Rights Agreement

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Daxor Corporation

By (Signature and Title)		/s/ Michael Feldschuh
	BY:	Michael Feldschuh
	ITS:	President and Chief Executive Officer
(Chief Executive Officer, Principal Executive Officer)

Date: August 31, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ Robert J. Michel
	BY:	Robert J. Michel
	ITS:	Chief Financial Officer
(Principal Financial Officer/Principal Accounting Officer)

Date: August 31, 2020